WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF UNDERWRITER WARRANTS

Underwriters’ Warrants:

Common Stock Warrants
Underwriters’ Warrants Outstanding, January 1, 2023	-
Underwriters’ Warrants issued	63,362
Underwriters’ Warrants Outstanding, December 31, 2023	63,362
Underwriters’ Warrants issued	-
Underwriters’ Warrants Outstanding, December 31, 2024	63,362

SCHEDULE OF PENNY WARRANTS

	May 2024 penny warrants	June 2024 penny warrants	September 2024 penny warrants	December 2024 penny warrants
Stock price	$10.71	$7.65	$4.77	$2.78
Strike price	$0.09	$0.09	$0.09	$0.01
Term	10 years	10 years	10 years	10 years
Volatility	88%	91%	90%	90%
Risk-free rate	4.5%	4.4%	3.8%	4.6%

SCHEDULE FAIR VALUE WARRANTS

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of December 31, 2024	As of December 31, 2023
Common stock price	$2.78	$4.86
Exercise price	0.09	0.09
Dividend yield	0%	0%
Term	7.77	10
Volatility	94.00%	96.00%
Risk-free rate	4.5%	3.90%
Fair value	$2.74	$4.86

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Investor Warrants issued in the June 2023 Offering:

	As of December 31, 2024	As of December 31, 2023
Common stock price	$2.78	$4.86
Exercise price	$18.00	$18.00
Dividend yield	0%	0%
Term	3.47	4.48
Volatility	105%	106.00%
Risk-free rate	4.3%	3.90%
Fair value	$1.01	$2.79

SCHEDULE OF ROLL FORWARD IN WARRANTS

Common Stock Warrants:

	Private Warrants	Public Warrants	Term Loan Warrants	Investor Warrants
Warrants Outstanding, January 1, 2024	166,821	1,046,948	209,391	1,236,878
Exercise of warrants	-	-	-	-
Warrants issued	-	-	1,202,756	-
Warrants Outstanding, December 31, 2024	166,821	1,046,948	1,412,147	1,236,878

Warrants Outstanding, January 1, 2023	514,207	1,054,167	288,118	-
Exercise of warrants	(347,386)	(7,219)	(222,223)	(30,345)
Warrants issued	-	-	143,496	1,267,223
Warrants Outstanding, December 31, 2023	166,821	1,046,948	209,391	1,236,878

Warrant [Member]
SCHEDULE OF ROLL FORWARD OF AGGREGATE FAIR VALUES OF WARRANT LIABILITIES

Warrant Liability
Balances, January 1, 2024	$4,448
Issuance of warrants	7,354
Exercise of warrants	-
Change in fair value of warrants	(6,669)
Balances, December 31, 2024	$5,133

Balances, January 1, 2023	$30,841
Issuance of warrants	14,460
Exercise of warrants	(11,901)
Change in fair value of warrants	(28,952)
Balances, December 31, 2023	$4,448